Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–41.31%
Aerospace & Defense–0.55%
Raytheon Technologies Corp.	10,517	$1,041,919
Agricultural & Farm Machinery–0.43%
Deere & Co.	1,943	807,239
Air Freight & Logistics–0.63%
United Parcel Service, Inc., Class B	5,504	1,180,388
Airlines–0.16%
Spirit Airlines, Inc.(b)	13,551	296,360
Apparel Retail–0.29%
Ross Stores, Inc.	6,090	550,901
Application Software–1.21%
Consensus Cloud Solutions, Inc.(b)	766	46,059
Q2 Holdings, Inc.(b)	4,003	246,785
salesforce.com, inc.(b)	5,213	1,106,824
Workday, Inc., Class A(b)	3,610	864,451
		2,264,119
Automobile Manufacturers–0.84%
General Motors Co.(b)	17,291	756,308
Tesla, Inc.(b)	761	820,054
		1,576,362
Automotive Retail–0.36%
CarMax, Inc.(b)	6,942	669,764
Biotechnology–0.20%
Seagen, Inc.(b)	2,675	385,334
Cable & Satellite–0.26%
Charter Communications, Inc., Class A(b)	880	480,058
Construction Materials–0.35%
Vulcan Materials Co.	3,548	651,768
Consumer Finance–0.37%
Capital One Financial Corp.	5,330	699,776
Data Processing & Outsourced Services–0.83%
Mastercard, Inc., Class A	4,382	1,566,039
Diversified Banks–0.84%
JPMorgan Chase & Co.	11,577	1,578,177
Diversified Metals & Mining–0.25%
Compass Minerals International, Inc.	7,603	477,392
Electric Utilities–0.76%
Avangrid, Inc.	21,057	984,204
PPL Corp.	15,411	440,138
		1,424,342
Electrical Components & Equipment–0.51%
Regal Rexnord Corp.	3,757	558,966
Shares		Value
Electrical Components & Equipment–(continued)
Rockwell Automation, Inc.	1,422	$398,203
		957,169
Fertilizers & Agricultural Chemicals–0.11%
Scotts Miracle-Gro Co. (The)	1,670	205,343
Financial Exchanges & Data–0.73%
Intercontinental Exchange, Inc.	10,390	1,372,727
Gas Utilities–0.80%
ONE Gas, Inc.	13,689	1,207,917
Suburban Propane Partners L.P.	17,788	286,387
		1,494,304
Health Care Equipment–0.57%
Boston Scientific Corp.(b)	13,730	608,102
DexCom, Inc.(b)	900	460,440
		1,068,542
Health Care Facilities–0.96%
HCA Healthcare, Inc.	3,108	778,927
Tenet Healthcare Corp.(b)	11,915	1,024,213
		1,803,140
Health Care Supplies–0.18%
Cooper Cos., Inc. (The)	810	338,248
Home Improvement Retail–0.16%
Home Depot, Inc. (The)	988	295,738
Homebuilding–0.31%
D.R. Horton, Inc.	7,815	582,296
Hotels, Resorts & Cruise Lines–0.23%
Airbnb, Inc., Class A(b)	2,565	440,564
Household Products–0.63%
Procter & Gamble Co. (The)	7,681	1,173,657
Human Resource & Employment Services–0.36%
Korn Ferry	10,326	670,570
Hypermarkets & Super Centers–0.56%
Walmart, Inc.	7,067	1,052,418
Industrial Conglomerates–0.30%
Honeywell International, Inc.	2,936	571,287
Industrial Machinery–0.31%
Otis Worldwide Corp.	7,682	591,130
Industrial REITs–1.00%
Prologis, Inc.	11,664	1,883,503
Insurance Brokers–0.63%
Arthur J. Gallagher & Co.	6,737	1,176,280
Integrated Oil & Gas–0.78%
Exxon Mobil Corp.	17,761	1,466,881

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Shares		Value
Integrated Telecommunication Services–0.67%
Verizon Communications, Inc.	24,788	$1,262,701
Interactive Home Entertainment–0.40%
Zynga, Inc., Class A(b)	81,408	752,210
Interactive Media & Services–3.05%
Alphabet, Inc., Class A(b)	1,691	4,703,263
Bumble, Inc., Class A(b)	3,084	89,374
Snap, Inc., Class A(b)	19,441	699,682
Ziff Davis, Inc.(b)	2,299	222,497
		5,714,816
Internet & Direct Marketing Retail–2.41%
Amazon.com, Inc.(b)	1,390	4,531,330
Internet Services & Infrastructure–0.05%
Snowflake, Inc., Class A(b)	387	88,673
Investment Banking & Brokerage–0.48%
Raymond James Financial, Inc.	8,267	908,626
Leisure Facilities–0.13%
Cedar Fair L.P.(b)	4,418	242,106
Life Sciences Tools & Services–0.23%
Avantor, Inc.(b)	12,554	424,576
Managed Health Care–1.05%
UnitedHealth Group, Inc.	3,853	1,964,914
Metal & Glass Containers–0.31%
Silgan Holdings, Inc.	12,636	584,162
Office REITs–0.20%
Alexandria Real Estate Equities, Inc.	1,859	374,124
Office Services & Supplies–0.17%
ACCO Brands Corp.	39,427	315,416
Oil & Gas Exploration & Production–0.26%
Coterra Energy, Inc.	18,207	491,043
Oil & Gas Storage & Transportation–0.28%
Energy Transfer L.P.	47,067	526,680
Pharmaceuticals–2.59%
AstraZeneca PLC, ADR (United Kingdom)	13,656	905,939
Bayer AG (Germany)	10,285	703,671
Catalent, Inc.(b)	3,807	422,196
Eli Lilly and Co.	4,204	1,203,900
Johnson & Johnson	6,682	1,184,251
Organon & Co.	12,501	436,660
		4,856,617
Property & Casualty Insurance–0.61%
Allstate Corp. (The)	8,226	1,139,383
Regional Banks–1.02%
East West Bancorp, Inc.	7,053	557,328
First Citizens BancShares, Inc., Class A	823	547,789
Signature Bank	2,790	818,837
		1,923,954
Shares		Value
Restaurants–0.44%
Starbucks Corp.	9,003	$819,003
Semiconductor Equipment–0.67%
Applied Materials, Inc.	9,528	1,255,790
Semiconductors–2.29%
Advanced Micro Devices, Inc.(b)	9,946	1,087,496
NVIDIA Corp.	6,597	1,800,057
QUALCOMM, Inc.	9,177	1,402,429
		4,289,982
Soft Drinks–0.58%
Coca-Cola Co. (The)	17,521	1,086,302
Specialty Chemicals–0.22%
NewMarket Corp.	1,252	406,124
Specialty Stores–0.35%
Tractor Supply Co.	2,810	655,770
Systems Software–3.61%
Microsoft Corp.	14,852	4,579,020
VMware, Inc., Class A	19,218	2,188,354
		6,767,374
Technology Hardware, Storage & Peripherals–1.78%
Apple, Inc.	19,170	3,347,274
Total Common Stocks & Other Equity Interests (Cost $51,497,316)		77,522,685
Principal Amount
U.S. Dollar Denominated Bonds & Notes–22.46%
Advertising–0.03%
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	$19,000	19,361
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	33,000	33,368
		52,729
Aerospace & Defense–0.07%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(c)	26,000	26,120
Boeing Co. (The), 2.20%, 02/04/2026	72,000	68,150
L3Harris Technologies, Inc., 3.85%, 06/15/2023	31,000	31,454
		125,724
Agricultural & Farm Machinery–0.06%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	125,000	115,207
Airlines–0.35%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	106,000	96,215
Series 2021-1, Class A, 2.88%, 07/11/2034	124,000	112,395
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(c)	56,962	52,529
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(c)	84,809	85,368
4.75%, 10/20/2028(c)	189,763	191,547
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Airlines–(continued)
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	$115,510	$119,756
		657,810
Apparel Retail–0.02%
Ross Stores, Inc., 3.38%, 09/15/2024	36,000	36,253
Application Software–0.28%
salesforce.com, inc.,
2.90%, 07/15/2051	118,000	105,140
3.05%, 07/15/2061	72,000	63,530
Workday, Inc.,
3.70%, 04/01/2029	144,000	144,451
3.80%, 04/01/2032	204,000	203,864
		516,985
Asset Management & Custody Banks–0.42%
Ares Capital Corp., 2.88%, 06/15/2028	78,000	69,194
Bank of New York Mellon Corp. (The), Series I, 3.75%(d)(e)	243,000	225,237
Blackstone Secured Lending Fund,
2.75%, 09/16/2026	152,000	141,368
2.13%, 02/15/2027(c)	89,000	79,090
2.85%, 09/30/2028(c)	55,000	47,780
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	27,000	27,342
CI Financial Corp. (Canada), 3.20%, 12/17/2030	58,000	52,942
FS KKR Capital Corp., 1.65%, 10/12/2024	63,000	59,434
OWL Rock Core Income Corp., 4.70%, 02/08/2027(c)	98,000	94,375
		796,762
Automobile Manufacturers–0.54%
BMW US Capital LLC (Germany),
1.14% (SOFR + 0.84%), 04/01/2025(c)(f)	77,000	77,126
3.45%, 04/01/2027(c)	86,000	86,710
3.70%, 04/01/2032(c)	99,000	100,160
Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(c)	149,000	149,544
Daimler Trucks Finance North America LLC (Germany),
3.50%, 04/07/2025(c)	178,000	177,804
3.65%, 04/07/2027(c)	150,000	149,701
General Motors Financial Co., Inc., 4.15%, 06/19/2023	29,000	29,439
Hyundai Capital America,
5.75%, 04/06/2023(c)	41,000	42,152
4.13%, 06/08/2023(c)	53,000	53,698
2.00%, 06/15/2028(c)	81,000	71,972
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(c)	82,000	73,543
		1,011,849
Automotive Retail–0.06%
Advance Auto Parts, Inc., 1.75%, 10/01/2027	117,000	105,560
Principal Amount		Value
Biotechnology–0.04%
AbbVie, Inc., 3.85%, 06/15/2024	$65,000	$66,320
Brewers–0.01%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	15,000	22,226
Building Products–0.13%
Fortune Brands Home & Security, Inc.,
4.00%, 03/25/2032	57,000	57,156
4.50%, 03/25/2052	134,000	131,388
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	30,000	26,377
Masco Corp., 1.50%, 02/15/2028	41,000	36,158
		251,079
Cable & Satellite–0.32%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
1.97% (3 mo. USD LIBOR + 1.65%), 02/01/2024(f)	87,000	88,719
3.50%, 06/01/2041	50,000	41,681
3.50%, 03/01/2042	103,000	85,446
3.90%, 06/01/2052	80,000	67,712
3.85%, 04/01/2061	73,000	58,919
4.40%, 12/01/2061	36,000	31,466
Comcast Corp., 2.65%, 08/15/2062	41,000	31,742
Cox Communications, Inc.,
2.60%, 06/15/2031(c)	64,000	57,931
3.60%, 06/15/2051(c)	152,000	135,779
		599,395
Communications Equipment–0.01%
Motorola Solutions, Inc., 4.60%, 02/23/2028	23,000	23,691
Computer & Electronics Retail–0.07%
Dell International LLC/EMC Corp.,
5.30%, 10/01/2029	38,000	41,457
3.45%, 12/15/2051(c)	59,000	48,071
Leidos, Inc., 2.30%, 02/15/2031	47,000	40,832
		130,360
Consumer Finance–0.09%
Ally Financial, Inc., 2.20%, 11/02/2028	47,000	42,555
American Express Co., 2.55%, 03/04/2027	106,000	103,195
Synchrony Financial, 4.25%, 08/15/2024	22,000	22,324
		168,074
Distillers & Vintners–0.07%
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(c)	134,000	134,967
Distributors–0.04%
Genuine Parts Co., 2.75%, 02/01/2032	86,000	79,028
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Diversified Banks–5.50%
Bank of America Corp.,
3.37%, 01/23/2026(d)	$28,000	$28,032
3.82%, 01/20/2028(d)	16,000	16,203
1.23% (SOFR + 1.05%), 02/04/2028(f)	140,000	139,155
4.27%, 07/23/2029(d)	15,000	15,491
2.59%, 04/29/2031(d)	23,000	21,258
2.69%, 04/22/2032(d)	120,000	110,537
2.30%, 07/21/2032(d)	57,000	50,808
2.57%, 10/20/2032(d)	68,000	61,896
2.97%, 02/04/2033(d)	94,000	88,178
2.48%, 09/21/2036(d)	96,000	82,689
3.85%, 03/08/2037(d)	28,000	26,853
7.75%, 05/14/2038	115,000	160,959
Series RR, 4.38%(d)(e)	244,000	229,921
Barclays PLC (United Kingdom), 3.33%, 11/24/2042(d)	200,000	174,298
BNP Paribas S.A. (France), 4.63%(c)(d)(e)(g)	336,000	316,680
BPCE S.A. (France),
0.69% (SOFR + 0.57%), 01/14/2025(c)(f)	250,000	248,576
4.50%, 03/15/2025(c)	184,000	186,238
2.05%, 10/19/2027(c)(d)	250,000	230,357
Citigroup, Inc.,
0.84% (SOFR + 0.69%), 01/25/2026(f)	60,000	59,061
3.11%, 04/08/2026(d)	34,000	33,735
4.08%, 04/23/2029(d)	28,000	28,567
4.41%, 03/31/2031(d)	30,000	31,201
2.56%, 05/01/2032(d)	77,000	69,589
2.52%, 11/03/2032(d)	47,000	42,258
3.06%, 01/25/2033(d)	49,000	45,835
3.79%, 03/17/2033(d)	234,000	232,236
2.90%, 11/03/2042(d)	68,000	58,490
3.88%(d)(e)	309,000	292,005
Series V, 4.70%(d)(e)	160,000	153,600
Commonwealth Bank of Australia (Australia),
2.69%, 03/11/2031(c)	200,000	178,208
3.31%, 03/11/2041(c)	200,000	174,814
Cooperatieve Rabobank U.A. (Netherlands), 3.76%, 04/06/2033(c)(d)	250,000	249,575
Credit Agricole S.A. (France),
4.38%, 03/17/2025(c)	304,000	307,868
4.75%(c)(d)(e)	200,000	181,986
7.88%(c)(d)(e)	200,000	211,375
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(c)(d)	200,000	182,411
Discover Bank, 4.65%, 09/13/2028	122,000	126,823
HSBC Holdings PLC (United Kingdom),
3.95%, 05/18/2024(d)	109,000	110,140
1.69% (SOFR + 1.43%), 03/10/2026(f)	251,000	251,765
2.25%, 11/22/2027(d)	200,000	186,576
4.04%, 03/13/2028(d)	135,000	135,543
4.58%, 06/19/2029(d)	183,000	188,555
2.87%, 11/22/2032(d)	200,000	182,045
4.60%(d)(e)	225,000	201,375
6.25%(d)(e)	203,000	205,978
Principal Amount		Value
Diversified Banks–(continued)
ING Groep N.V. (Netherlands),
1.31% (SOFR + 1.01%), 04/01/2027(f)	$308,000	$303,524
6.88%(c)(d)(e)	200,000	200,471
JPMorgan Chase & Co.,
3.80%, 07/23/2024(d)	43,000	43,504
2.08%, 04/22/2026(d)	47,000	45,390
3.78%, 02/01/2028(d)	33,000	33,460
3.54%, 05/01/2028(d)	23,000	23,090
2.58%, 04/22/2032(d)	75,000	68,815
2.96%, 01/25/2033(d)	47,000	44,358
3.11%, 04/22/2041(d)	25,000	22,671
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	200,000	175,220
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(c)(d)	154,000	150,854
Nordea Bank Abp (Finland),
3.75%(c)(d)(e)	210,000	180,774
6.63%(c)(d)(e)	202,000	212,039
PNC Bank N.A., 2.50%, 08/27/2024	252,000	250,150
Royal Bank of Canada (Canada),
3.70%, 10/05/2023	26,000	26,484
0.85% (SOFR + 0.71%), 01/21/2027(f)	194,000	192,058
Standard Chartered PLC (United Kingdom), 2.68%, 06/29/2032(c)(d)	200,000	176,178
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.47%, 07/08/2025	200,000	188,399
2.14%, 09/23/2030	72,000	63,229
2.22%, 09/17/2031	200,000	177,235
Sumitomo Mitsui Trust Bank Ltd. (Japan), 1.35%, 09/16/2026(c)	385,000	352,804
Truist Bank, 2.64%, 09/17/2029(d)(g)	376,000	369,955
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	26,000	26,019
1.38%, 07/22/2030	27,000	23,403
2.49%, 11/03/2036(d)	142,000	127,579
3.70%(d)(e)(g)	267,000	242,303
Wells Fargo & Co.,
3.53%, 03/24/2028(d)	100,000	99,879
3.58%, 05/22/2028(d)	27,000	26,990
4.75%, 12/07/2046	19,000	20,735
Series BB, 3.90%(d)(e)	93,000	89,203
Westpac Banking Corp. (Australia), 3.13%, 11/18/2041	60,000	51,609
		10,318,125
Diversified Capital Markets–0.60%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	197,000	199,370
Credit Suisse Group AG (Switzerland),
4.55%, 04/17/2026	154,000	156,815
4.19%, 04/01/2031(c)(d)	250,000	247,057
5.10%(c)(d)(e)	201,000	185,423
UBS Group AG (Switzerland),
4.13%, 04/15/2026(c)	160,000	163,104
4.38%(c)(d)(e)	200,000	181,000
		1,132,769
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Diversified Chemicals–0.01%
Dow Chemical Co. (The), 3.63%, 05/15/2026	$19,000	$19,248
Diversified Metals & Mining–0.04%
Rio Tinto Finance USA Ltd. (Australia), 2.75%, 11/02/2051	85,000	73,668
Diversified REITs–0.09%
American Campus Communities Operating Partnership L.P., 2.25%, 01/15/2029	41,000	37,526
Brixmor Operating Partnership L.P.,
4.13%, 05/15/2029	15,000	15,405
4.05%, 07/01/2030	23,000	23,112
2.50%, 08/16/2031	35,000	30,972
CubeSmart L.P.,
2.25%, 12/15/2028	22,000	20,010
2.50%, 02/15/2032	46,000	41,236
		168,261
Drug Retail–0.14%
CK Hutchison International 21 Ltd. (United Kingdom), 1.50%, 04/15/2026(c)	280,000	261,910
Electric Utilities–0.44%
AEP Texas, Inc., 3.95%, 06/01/2028(c)	172,000	175,865
Duke Energy Corp., 3.25%, 01/15/2082(d)	66,000	58,555
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(c)	231,000	231,421
Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(c)	200,000	165,663
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	99,000	93,672
PacifiCorp, 2.90%, 06/15/2052	70,000	61,477
Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(d)	50,000	46,227
		832,880
Electronic Equipment & Instruments–0.08%
Vontier Corp.,
2.40%, 04/01/2028	82,000	72,276
2.95%, 04/01/2031	83,000	73,894
		146,170
Electronic Manufacturing Services–0.02%
Jabil, Inc., 3.00%, 01/15/2031	34,000	31,196
Financial Exchanges & Data–0.55%
Cboe Global Markets, Inc., 3.00%, 03/16/2032	287,000	278,297
FactSet Research Systems, Inc.,
2.90%, 03/01/2027	95,000	92,475
3.45%, 03/01/2032	108,000	104,475
Intercontinental Exchange, Inc., 3.00%, 09/15/2060	23,000	19,600
Moody’s Corp.,
2.00%, 08/19/2031	60,000	53,316
2.75%, 08/19/2041	72,000	61,682
3.75%, 02/25/2052	86,000	85,015
3.10%, 11/29/2061	169,000	141,764
Principal Amount		Value
Financial Exchanges & Data–(continued)
S&P Global, Inc.,
2.90%, 03/01/2032(c)	$78,000	$75,721
3.90%, 03/01/2062(c)	118,000	121,723
		1,034,068
Food Retail–0.06%
Alimentation Couche-Tard, Inc. (Canada),
3.44%, 05/13/2041(c)	51,000	45,950
3.63%, 05/13/2051(c)	79,000	72,013
		117,963
Health Care Distributors–0.03%
McKesson Corp., 1.30%, 08/15/2026	60,000	55,167
Health Care REITs–0.09%
Healthcare Trust of America Holdings L.P.,
3.50%, 08/01/2026	26,000	25,960
2.00%, 03/15/2031	23,000	19,936
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	74,000	64,655
Welltower, Inc., 3.85%, 06/15/2032	55,000	55,452
		166,003
Health Care Services–0.41%
Cigna Corp., 4.13%, 11/15/2025	22,000	22,694
CVS Health Corp., 1.30%, 08/21/2027	34,000	30,977
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(c)	150,000	139,004
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	58,000	50,920
Series 2042, 2.72%, 01/01/2042	56,000	46,840
2.86%, 01/01/2052	65,000	53,296
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	171,000	135,688
Roche Holdings, Inc. (Switzerland), 2.31%, 03/10/2027(c)	297,000	288,600
		768,019
Home Improvement Retail–0.03%
Lowe’s Cos., Inc., 3.35%, 04/01/2027	51,000	51,356
Homebuilding–0.07%
D.R. Horton, Inc., 4.75%, 02/15/2023	26,000	26,410
M.D.C. Holdings, Inc., 3.97%, 08/06/2061	125,000	96,991
		123,401
Hotels, Resorts & Cruise Lines–0.21%
Expedia Group, Inc.,
4.63%, 08/01/2027	22,000	22,894
3.25%, 02/15/2030	274,000	261,180
2.95%, 03/15/2031	125,000	115,938
		400,012
Independent Power Producers & Energy Traders–0.11%
AES Corp. (The),
1.38%, 01/15/2026	23,000	21,180
2.45%, 01/15/2031	25,000	22,397
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Independent Power Producers & Energy Traders–(continued)
Deutsche Telekom International Finance B.V. (Germany), 4.38%, 06/21/2028(c)	$146,000	$153,690
		197,267
Industrial Machinery–0.01%
Flowserve Corp., 2.80%, 01/15/2032	24,000	21,267
Industrial REITs–0.02%
LXP Industrial Trust, 2.38%, 10/01/2031	47,000	41,771
Insurance Brokers–0.04%
Arthur J. Gallagher & Co., 3.50%, 05/20/2051	45,000	40,158
Assured Guaranty US Holdings, Inc., 3.60%, 09/15/2051	29,000	25,144
		65,302
Integrated Oil & Gas–0.36%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	96,000	86,367
2.94%, 06/04/2051	49,000	42,027
3.00%, 03/17/2052	49,000	42,437
BP Capital Markets PLC (United Kingdom),
4.38%(d)(e)	58,000	58,464
4.88%(d)(e)	189,000	190,063
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(c)	34,000	32,665
Shell International Finance B.V. (Netherlands),
2.88%, 11/26/2041	126,000	113,422
3.00%, 11/26/2051	126,000	113,089
		678,534
Integrated Telecommunication Services–0.49%
AT&T, Inc.,
0.94% (SOFR + 0.64%), 03/25/2024(f)	126,000	126,000
4.30%, 02/15/2030	31,000	32,789
2.55%, 12/01/2033	148,000	131,785
3.10%, 02/01/2043	39,000	33,769
3.50%, 09/15/2053	64,000	56,401
3.50%, 02/01/2061	22,000	18,777
Verizon Communications, Inc.,
1.75%, 01/20/2031	22,000	19,212
2.55%, 03/21/2031	29,000	26,983
2.36%, 03/15/2032(c)	269,000	243,418
2.65%, 11/20/2040	19,000	16,211
3.40%, 03/22/2041	31,000	29,143
2.85%, 09/03/2041	102,000	90,083
2.88%, 11/20/2050	20,000	16,772
3.55%, 03/22/2051	15,000	14,156
3.00%, 11/20/2060	29,000	23,748
3.70%, 03/22/2061	45,000	41,926
		921,173
Interactive Home Entertainment–0.03%
Electronic Arts, Inc., 1.85%, 02/15/2031	64,000	56,294
Principal Amount		Value
Internet & Direct Marketing Retail–0.10%
Amazon.com, Inc.,
2.88%, 05/12/2041	$87,000	$80,494
3.10%, 05/12/2051	105,000	99,029
		179,523
Internet Services & Infrastructure–0.03%
VeriSign, Inc., 2.70%, 06/15/2031	60,000	54,397
Investment Banking & Brokerage–1.74%
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032	73,000	65,016
Brookfield Finance, Inc. (Canada),
3.90%, 01/25/2028	105,000	105,588
3.63%, 02/15/2052	176,000	158,481
Charles Schwab Corp. (The),
1.30% (SOFR + 1.05%), 03/03/2027(f)	162,000	162,962
2.45%, 03/03/2027	47,000	45,707
2.90%, 03/03/2032	98,000	94,487
5.00%(d)(e)	116,000	115,861
Goldman Sachs Group, Inc. (The),
0.84% (SOFR + 0.58%), 03/08/2024(f)	167,000	165,566
0.84% (SOFR + 0.70%), 01/24/2025(f)	112,000	111,295
3.50%, 04/01/2025	29,000	29,234
3.50%, 11/16/2026	15,000	15,076
1.06% (SOFR + 0.79%), 12/09/2026(f)	375,000	368,544
1.09%, 12/09/2026(d)	43,000	39,426
1.08% (SOFR + 0.81%), 03/09/2027(f)	281,000	274,338
1.06% (SOFR + 0.92%), 10/21/2027(f)	227,000	223,270
1.95%, 10/21/2027(d)	68,000	63,291
1.35% (SOFR + 1.12%), 02/24/2028(f)	55,000	54,994
3.62%, 03/15/2028(d)	257,000	256,960
1.99%, 01/27/2032(d)	47,000	40,781
2.62%, 04/22/2032(d)	30,000	27,328
2.38%, 07/21/2032(d)	57,000	50,588
2.65%, 10/21/2032(d)	80,000	72,500
3.10%, 02/24/2033(d)	64,000	60,394
3.21%, 04/22/2042(d)	32,000	29,071
3.44%, 02/24/2043(d)	78,000	72,427
Series V, 4.13%(d)(e)	91,000	85,449
Morgan Stanley,
0.78% (SOFR + 0.63%), 01/24/2025(f)	80,000	79,674
5.00%, 11/24/2025	32,000	33,762
2.19%, 04/28/2026(d)	23,000	22,240
3.62%, 04/01/2031(d)	31,000	30,879
2.24%, 07/21/2032(d)	94,000	83,421
2.51%, 10/20/2032(d)	52,000	46,995
2.94%, 01/21/2033(d)	77,000	72,298
2.48%, 09/16/2036(d)	116,000	99,646
		3,257,549
IT Consulting & Other Services–0.04%
DXC Technology Co., 2.38%, 09/15/2028	90,000	81,487
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Leisure Products–0.23%
Brunswick Corp.,
4.40%, 09/15/2032	$134,000	$132,653
5.10%, 04/01/2052	315,000	300,916
		433,569
Life & Health Insurance–1.35%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	41,000	42,844
Athene Global Funding,
1.20%, 10/13/2023(c)	69,000	67,241
1.45%, 01/08/2026(c)	33,000	30,583
2.95%, 11/12/2026(c)	50,000	48,482
3.21%, 03/08/2027(c)	230,000	221,683
Athene Holding Ltd.,
6.15%, 04/03/2030	29,000	32,756
3.95%, 05/25/2051	10,000	9,168
3.45%, 05/15/2052	96,000	81,292
Brighthouse Financial Global Funding, 1.20%, 12/15/2023(c)	118,000	114,642
Brighthouse Financial, Inc., 3.85%, 12/22/2051	134,000	112,078
Corebridge Financial, Inc.,
3.90%, 04/05/2032(c)	96,000	95,858
4.35%, 04/05/2042(c)	47,000	46,987
4.40%, 04/05/2052(c)	67,000	66,989
F&G Global Funding, 2.00%, 09/20/2028(c)	119,000	106,691
GA Global Funding Trust,
2.25%, 01/06/2027(c)	160,000	149,605
1.95%, 09/15/2028(c)	212,000	188,850
2.90%, 01/06/2032(c)	168,000	152,970
MAG Mutual Holding Co., 4.75%, 04/30/2041(h)	509,000	475,719
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(d)	22,000	21,989
Pacific Life Global Funding II,
1.10% (SOFR + 0.80%), 03/30/2025(c)(f)	267,000	266,759
0.88% (SOFR + 0.62%), 06/04/2026(c)(f)	96,000	95,565
Pacific LifeCorp, 3.35%, 09/15/2050(c)	31,000	28,480
Prudential Financial, Inc., 5.20%, 03/15/2044(d)	48,000	48,061
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(c)	37,000	35,705
		2,540,997
Life Sciences Tools & Services–0.01%
Illumina, Inc., 2.55%, 03/23/2031	26,000	23,674
Managed Health Care–0.13%
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	135,000	118,335
3.00%, 06/01/2051	140,000	123,943
		242,278
Principal Amount		Value
Movies & Entertainment–0.64%
Magallanes, Inc.,
4.28%, 03/15/2032(c)	$181,000	$182,029
5.05%, 03/15/2042(c)	298,000	304,587
5.14%, 03/15/2052(c)	369,000	378,399
5.39%, 03/15/2062(c)	327,000	338,798
		1,203,813
Multi-line Insurance–0.09%
Allianz SE (Germany), 3.20%(c)(d)(e)	203,000	176,610
Multi-Utilities–0.04%
Ameren Corp., 2.50%, 09/15/2024	16,000	15,799
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	22,000	21,732
WEC Energy Group, Inc.,
1.38%, 10/15/2027	26,000	23,433
1.80%, 10/15/2030	23,000	19,966
		80,930
Office REITs–0.15%
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034	55,000	51,827
Office Properties Income Trust,
4.25%, 05/15/2024	117,000	117,841
4.50%, 02/01/2025	53,000	52,948
2.65%, 06/15/2026	13,000	11,905
2.40%, 02/01/2027	56,000	49,897
		284,418
Oil & Gas Exploration & Production–0.09%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	47,000	45,121
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039(c)	71,000	61,914
Continental Resources, Inc.,
2.27%, 11/15/2026(c)	31,000	28,985
2.88%, 04/01/2032(c)	41,000	36,625
		172,645
Oil & Gas Storage & Transportation–0.51%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	98,000	93,566
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	36,000	46,828
Enbridge, Inc. (Canada),
0.84% (SOFR + 0.63%), 02/16/2024(f)	27,000	27,001
1.60%, 10/04/2026	42,000	38,882
3.40%, 08/01/2051	43,000	38,268
Energy Transfer L.P.,
4.25%, 03/15/2023	23,000	23,259
4.00%, 10/01/2027	17,000	17,139
Kinder Morgan, Inc., 7.75%, 01/15/2032	53,000	68,432
MPLX L.P.,
1.75%, 03/01/2026	31,000	29,089
4.25%, 12/01/2027	15,000	15,520
4.95%, 03/14/2052(g)	279,000	291,217
ONEOK, Inc., 6.35%, 01/15/2031	45,000	52,138
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The),
3.70%, 01/15/2023	$36,000	$36,240
2.60%, 03/15/2031	130,000	119,903
3.50%, 10/15/2051	58,000	50,972
		948,454
Other Diversified Financial Services–0.97%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
2.45%, 10/29/2026	187,000	173,229
3.00%, 10/29/2028	154,000	142,316
3.30%, 01/30/2032	211,000	190,547
3.40%, 10/29/2033	162,000	145,526
3.85%, 10/29/2041	160,000	140,762
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(c)	37,000	33,828
2.75%, 02/21/2028(c)	44,000	39,205
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(c)	52,000	44,098
2.55%, 03/30/2032(c)	47,000	42,953
2.80%, 09/30/2050(c)	20,000	16,188
3.20%, 01/30/2052(c)	96,000	83,297
Blackstone Private Credit Fund,
1.75%, 09/15/2024(c)	21,000	19,747
2.35%, 11/22/2024(c)	80,000	76,358
2.63%, 12/15/2026(c)	168,000	151,459
3.25%, 03/15/2027(c)	88,000	80,788
Blue Owl Finance LLC, 3.13%, 06/10/2031(c)	74,000	63,098
LSEGA Financing PLC (United Kingdom),
1.38%, 04/06/2026(c)	200,000	184,308
2.00%, 04/06/2028(c)	203,000	185,163
		1,812,870
Packaged Foods & Meats–0.11%
Conagra Brands, Inc., 4.60%, 11/01/2025	29,000	30,059
General Mills, Inc., 2.25%, 10/14/2031	35,000	31,448
JDE Peet’s N.V. (Netherlands), 1.38%, 01/15/2027(c)	150,000	134,895
		196,402
Paper Packaging–0.16%
Berry Global, Inc., 1.65%, 01/15/2027	248,000	226,300
Packaging Corp. of America, 3.65%, 09/15/2024	24,000	24,327
Sealed Air Corp., 1.57%, 10/15/2026(c)	55,000	50,188
		300,815
Pharmaceuticals–0.38%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(c)(g)	335,000	338,641
Bristol-Myers Squibb Co., 3.70%, 03/15/2052	68,000	68,545
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	110,000	99,324
Mylan, Inc., 3.13%, 01/15/2023(c)	34,000	34,147
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	160,000	173,691
		714,348
Principal Amount		Value
Precious Metals & Minerals–0.05%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(c)	$86,000	$85,960
Property & Casualty Insurance–0.26%
Chubb INA Holdings, Inc.,
2.85%, 12/15/2051	22,000	19,162
3.05%, 12/15/2061	56,000	48,401
CNA Financial Corp., 3.45%, 08/15/2027	20,000	20,050
Fidelity National Financial, Inc.,
2.45%, 03/15/2031	32,000	28,391
3.20%, 09/17/2051	28,000	22,135
First American Financial Corp., 2.40%, 08/15/2031	59,000	51,741
Progressive Corp. (The),
2.50%, 03/15/2027	75,000	73,543
3.00%, 03/15/2032	39,000	37,990
3.70%, 03/15/2052	55,000	55,465
Stewart Information Services Corp., 3.60%, 11/15/2031	104,000	94,777
W.R. Berkley Corp., 3.15%, 09/30/2061	53,000	41,143
		492,798
Railroads–0.01%
Union Pacific Corp., 2.15%, 02/05/2027	22,000	21,181
Real Estate Development–0.03%
Essential Properties L.P., 2.95%, 07/15/2031	55,000	48,230
Regional Banks–1.07%
Citizens Financial Group, Inc.,
4.30%, 12/03/2025	117,000	119,996
3.25%, 04/30/2030	13,000	12,725
2.64%, 09/30/2032	184,000	162,737
Fifth Third Bank N.A., 3.85%, 03/15/2026	160,000	162,586
Huntington Bancshares, Inc.,
4.00%, 05/15/2025	31,000	31,602
2.49%, 08/15/2036(c)(d)	59,000	51,433
M&T Bank Corp., 3.50%(d)(e)	111,000	100,037
PNC Financial Services Group, Inc. (The),
3.15%, 05/19/2027	23,000	23,066
Series O, 3.99% (3 mo. USD LIBOR + 3.68%)(e)(f)	222,000	222,178
Santander Holdings USA, Inc., 3.50%, 06/07/2024	22,000	22,076
SVB Financial Group,
2.10%, 05/15/2028	41,000	37,448
1.80%, 02/02/2031	57,000	49,198
4.10%(d)(e)	144,000	123,120
Series C, 4.00%(d)(e)	294,000	272,317
Series D, 4.25%(d)(e)	244,000	226,158
Series E, 4.70%(d)(e)	164,000	146,985
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	239,324
		2,002,986
Reinsurance–0.03%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	29,000	25,227
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Reinsurance–(continued)
Global Atlantic Fin Co., 3.13%, 06/15/2031(c)	$39,000	$34,959
		60,186
Residential REITs–0.19%
American Homes 4 Rent L.P.,
2.38%, 07/15/2031	15,000	13,267
3.63%, 04/15/2032	133,000	129,698
3.38%, 07/15/2051	15,000	12,584
4.30%, 04/15/2052	67,000	65,149
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	20,000	18,136
2.70%, 01/15/2034	74,000	64,871
Mid-America Apartments L.P., 2.88%, 09/15/2051	15,000	12,615
Spirit Realty L.P., 3.20%, 01/15/2027	22,000	21,559
Sun Communities Operating L.P., 2.70%, 07/15/2031	14,000	12,653
		350,532
Restaurants–0.05%
Starbucks Corp., 3.00%, 02/14/2032	107,000	102,165
Retail REITs–0.31%
Agree L.P.,
2.00%, 06/15/2028	29,000	26,328
2.60%, 06/15/2033	41,000	36,197
Kimco Realty Corp.,
1.90%, 03/01/2028	41,000	37,251
2.70%, 10/01/2030	17,000	15,952
2.25%, 12/01/2031	68,000	61,002
Kite Realty Group L.P., 4.00%, 10/01/2026	64,000	64,127
Kite Realty Group Trust, 4.75%, 09/15/2030	23,000	23,830
National Retail Properties, Inc., 3.50%, 04/15/2051	49,000	43,252
Realty Income Corp.,
2.20%, 06/15/2028	19,000	17,555
3.25%, 01/15/2031	23,000	22,619
2.85%, 12/15/2032	16,000	15,142
Regency Centers L.P., 2.95%, 09/15/2029	24,000	22,895
Scentre Group Trust 2 (Australia), 4.75%, 09/24/2080(c)(d)	133,000	130,673
Simon Property Group L.P., 1.38%, 01/15/2027	78,000	71,848
		588,671
Semiconductors–0.32%
Broadcom, Inc.,
4.15%, 11/15/2030	69,000	70,041
2.45%, 02/15/2031(c)	29,000	25,914
3.42%, 04/15/2033(c)	40,000	37,406
3.47%, 04/15/2034(c)	71,000	65,904
3.14%, 11/15/2035(c)	174,000	153,657
Marvell Technology, Inc., 2.95%, 04/15/2031	95,000	87,972
Micron Technology, Inc.,
2.70%, 04/15/2032	44,000	39,902
3.37%, 11/01/2041	27,000	24,174
Principal Amount		Value
Semiconductors–(continued)
QUALCOMM, Inc.,
2.15%, 05/20/2030	$39,000	$36,323
3.25%, 05/20/2050	37,000	35,840
Skyworks Solutions, Inc.,
1.80%, 06/01/2026	10,000	9,304
3.00%, 06/01/2031	24,000	21,405
		607,842
Soft Drinks–0.12%
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(c)	246,000	232,136
Specialized REITs–0.49%
American Tower Corp.,
3.00%, 06/15/2023	30,000	30,108
4.00%, 06/01/2025	15,000	15,215
2.70%, 04/15/2031	91,000	82,450
4.05%, 03/15/2032	82,000	82,293
2.95%, 01/15/2051	51,000	40,221
Crown Castle International Corp., 2.50%, 07/15/2031	89,000	79,542
EPR Properties,
4.75%, 12/15/2026	55,000	55,098
4.95%, 04/15/2028	92,000	92,159
3.60%, 11/15/2031	116,000	105,366
Equinix, Inc., 3.90%, 04/15/2032	160,000	159,158
Extra Space Storage L.P.,
3.90%, 04/01/2029	47,000	47,143
2.35%, 03/15/2032	76,000	66,831
Life Storage L.P., 2.40%, 10/15/2031	71,000	62,691
		918,275
Systems Software–0.03%
VMware, Inc.,
3.90%, 08/21/2027	15,000	15,220
2.20%, 08/15/2031	42,000	37,044
		52,264
Technology Hardware, Storage & Peripherals–0.12%
Apple, Inc.,
4.38%, 05/13/2045	15,000	17,002
2.55%, 08/20/2060	120,000	98,718
2.80%, 02/08/2061	131,000	113,057
		228,777
Thrifts & Mortgage Finance–0.08%
Nationwide Building Society (United Kingdom), 3.96%, 07/18/2030(c)(d)	150,000	149,794
Tobacco–0.23%
Altria Group, Inc.,
3.70%, 02/04/2051	60,000	48,676
4.00%, 02/04/2061	61,000	51,374
Imperial Brands Finance PLC (United Kingdom), 3.75%, 07/21/2022(c)	328,000	328,795
		428,845
Trading Companies & Distributors–0.02%
Air Lease Corp., 2.20%, 01/15/2027	41,000	38,008
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Trucking–0.13%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 07/15/2025(c)	$27,000	$27,293
3.40%, 11/15/2026(c)	31,000	30,907
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(c)	96,000	89,635
3.15%, 06/15/2031(c)	102,000	93,365
		241,200
Wireless Telecommunication Services–0.11%
T-Mobile USA, Inc., 3.40%, 10/15/2052(c)	244,000	208,393
Total U.S. Dollar Denominated Bonds & Notes (Cost $44,531,013)		42,138,865
U.S. Treasury Securities–17.57%
U.S. Treasury Bonds–3.66%
2.38%, 02/15/2042	1,046,100	1,009,323
1.88%, 11/15/2051	6,683,100	5,864,420
		6,873,743
U.S. Treasury Notes–13.91%
1.50%, 02/29/2024	4,720,800	4,652,385
1.50%, 02/15/2025	180,000	174,980
1.75%, 03/15/2025	3,222,800	3,154,819
1.88%, 02/28/2027	5,398,300	5,254,486
1.88%, 02/28/2029	4,186,700	4,042,455
1.88%, 02/15/2032	9,174,700	8,812,013
		26,091,138
Total U.S. Treasury Securities (Cost $34,073,469)		32,964,881

Asset-Backed Securities–15.48%
Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	85,880	61,669
American Credit Acceptance Receivables Trust,
Series 2018-3, Class D, 4.14%, 10/15/2024(c)	582	582
Series 2019-3, Class C, 2.76%, 09/12/2025(c)	30,801	30,842
AmeriCredit Automobile Receivables Trust,
Series 2017-4, Class D, 3.08%, 12/18/2023	205,000	205,753
Series 2018-3, Class C, 3.74%, 10/18/2024	260,000	262,111
Series 2019-2, Class C, 2.74%, 04/18/2025	100,000	100,418
Series 2019-2, Class D, 2.99%, 06/18/2025	270,000	269,232
Series 2019-3, Class D, 2.58%, 09/18/2025	130,000	129,499
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(c)	235,000	215,756
Principal Amount		Value

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(c)(i)	$45,478	$45,430
Series 2020-3, Class A1, 1.69%, 04/25/2065(c)(i)	143,649	141,974
Series 2021-3, Class A1, 1.07%, 05/25/2066(c)(i)	71,052	67,380
Series 2021-7, Class A1, 1.98%, 10/25/2066(c)(i)	155,455	149,034
Series 2022-1, Class A1, 2.88%, 12/25/2066(c)(j)	259,168	253,031
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 1.44% (3 mo. USD LIBOR + 1.18%), 07/25/2034(c)(f)	424,000	420,302
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	19,334	18,271
Series 2007-C, Class 1A4, 2.99%, 05/20/2036(i)	6,419	6,385
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, 2.76%, 06/25/2034(i)	17,434	17,596
Bank, Series 2019-BNK16, Class XA, IO, 0.94%, 02/15/2052(k)	1,526,548	78,585
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(c)(i)	208,498	197,614
Series 2021-4, Class A4, 2.50%, 10/25/2051(c)(i)	208,498	193,329
Series 2021-4, Class A8, 2.50%, 10/25/2051(c)(i)	203,331	194,918
Series 2021-5, Class A1, 3.00%, 11/25/2051(c)(i)	218,528	208,457
Series 2021-5, Class A2, 2.50%, 11/25/2051(c)(i)	266,649	247,747
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(f)	111,981	113,639
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(f)	33,830	34,277
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.49%, 01/15/2051(k)	2,111,489	47,975
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(c)(i)	96,742	94,657
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 1.25% (1 mo. USD LIBOR + 0.85%), 11/15/2038(c)(f)	110,000	108,660
Series 2021-VOLT, Class A, 1.10% (1 mo. USD LIBOR + 0.70%), 09/15/2036(c)(f)	210,000	204,880
Series 2021-VOLT, Class B, 1.35% (1 mo. USD LIBOR + 0.95%), 09/15/2036(c)(f)	190,000	186,234
Series 2021-XL2, Class B, 1.39% (1 mo. USD LIBOR + 1.00%), 10/15/2038(c)(f)	102,476	100,261
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

BX Trust,
Series 2022-LBA6, Class A, 1.30% (1.00% + SOFR Term Rate), 01/15/2039(c)(f)	$185,000	$182,056
Series 2022-LBA6, Class B, 1.60% (1.30% + SOFR Term Rate), 01/15/2039(c)(f)	110,000	107,349
Series 2022-LBA6, Class C, 1.90% (1.60% + SOFR Term Rate), 01/15/2039(c)(f)	100,000	98,653
CCG Receivables Trust,
Series 2019-2, Class B, 2.55%, 03/15/2027(c)	105,000	104,929
Series 2019-2, Class C, 2.89%, 03/15/2027(c)	100,000	99,769
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.92%, 11/13/2050(k)	826,238	26,526
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 1.23% (3 mo. USD LIBOR + 0.98%), 04/20/2031(c)(f)	250,000	248,816
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(c)(i)	6,823	6,839
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 2.96%, 01/25/2036(i)	46,390	44,125
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.00%, 11/10/2046(k)	384,354	4,753
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	42,384	42,759
Series 2017-C4, Class XA, IO, 1.08%, 10/12/2050(k)	2,222,194	88,267
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 3.15% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(f)	101,237	103,377
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(c)(i)	209,981	195,470
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 01/15/2026	120,000	121,187
COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(c)(i)	33,162	33,172
Series 2021-5, Class A1, 1.73%, 11/26/2066(c)(i)	108,768	104,808
Series 2022-1, Class A1, 2.28%, 12/27/2066(c)(i)	154,700	150,476
Series 2022-2, Class A1, 2.99%, 02/25/2067(c)(j)	161,832	158,360
Series 2022-3, Class A1, 3.90%, 02/01/2067(c)(i)	260,000	259,798
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.49%, 12/10/2045(k)	283,203	1,380
Series 2013-CR6, Class AM, 3.15%, 03/10/2046(c)	255,000	254,193
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	36,718	36,979
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	865,000	863,608
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	140,000	141,431
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	495,000	498,288
Principal Amount		Value

Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	$28,822	$22,283
Series 2006-6, Class A3, 6.00%, 04/25/2036	18,632	12,525
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(c)(i)	51,211	49,975
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(c)(i)	62,974	60,930
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(c)(i)	196,381	194,233
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(c)(i)	100,000	97,701
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	571,000	535,107
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	90,488	61,742
Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 04/22/2025(c)	110,000	110,095
Drive Auto Receivables Trust,
Series 2018-1, Class D, 3.81%, 05/15/2024	3,843	3,847
Series 2018-2, Class D, 4.14%, 08/15/2024	50,375	50,701
Series 2018-3, Class D, 4.30%, 09/16/2024	66,740	67,227
Series 2018-5, Class C, 3.99%, 01/15/2025	6,599	6,607
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 1.24% (3 mo. USD LIBOR + 1.08%), 01/15/2034(c)(f)	100,056	99,424
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(c)(i)	24,946	24,830
Series 2021-1, Class A1, 0.80%, 02/25/2066(c)(i)	46,421	44,747
Series 2022-1, Class A1, 2.21%, 01/25/2067(c)(i)	136,530	129,778
Exeter Automobile Receivables Trust,
Series 2019-2A, Class C, 3.30%, 03/15/2024(c)	25,674	25,692
Series 2019-4A, Class D, 2.58%, 09/15/2025(c)	230,000	229,245
Extended Stay America Trust, Series 2021-ESH, Class B, 1.78% (1 mo. USD LIBOR + 1.38%), 07/15/2038(c)(f)	104,358	103,162
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 1.11% (1 mo. USD LIBOR + 0.65%), 11/25/2035(f)	40,668	19,181
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(c)(i)	345,733	331,614
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(c)(i)	91,127	87,453
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 1.00% (1 mo. USD LIBOR + 0.60%), 09/15/2024(f)	550,000	550,505
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

FREMF Mortgage Trust,
Series 2013-K25, Class C, 3.62%, 11/25/2045(c)(i)	$60,000	$60,240
Series 2013-K26, Class C, 3.60%, 12/25/2045(c)(i)	40,000	40,142
Series 2013-K27, Class C, 3.50%, 01/25/2046(c)(i)	110,000	110,313
Series 2013-K28, Class C, 3.49%, 06/25/2046(c)(i)	450,000	451,602
Golub Capital Partners CLO 40(A) Ltd., Series 2019-40A, Class AR, 1.35% (3 mo. USD LIBOR + 1.09%), 01/25/2032(c)(f)	275,000	272,688
GS Mortgage Securities Trust,
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	65,000	66,111
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	5,422	5,435
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	31,635	31,934
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	225,000	209,095
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(c)(i)	181,876	174,363
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.02%, 07/25/2035(i)	3,961	4,044
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.68%, 12/27/2027(c)	113,000	103,285
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025(c)	104,000	98,609
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class AS, 3.37%, 12/15/2047	325,000	326,861
Series 2013-C16, Class AS, 4.52%, 12/15/2046	330,000	335,874
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	78,000	77,966
Series 2014-C20, Class AS, 4.04%, 07/15/2047	245,000	246,824
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	27,198	27,111
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 2.39%, 07/25/2035(i)	27,039	27,325
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(c)(i)	246,241	227,799
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(i)	270,000	265,047
Series 2014-C25, Class AS, 4.07%, 11/15/2047	105,000	104,871
Series 2015-C27, Class XA, IO, 1.14%, 02/15/2048(k)	1,999,353	54,220
KKR CLO 30 Ltd., Series 30A, Class A1R, 1.26% (3 mo. USD LIBOR + 1.02%), 10/17/2031(c)(f)	268,000	266,646
Principal Amount		Value

Life Mortgage Trust,
Series 2021-BMR, Class A, 1.10% (1 mo. USD LIBOR + 0.70%), 03/15/2038(c)(f)	$127,786	$125,059
Series 2021-BMR, Class B, 1.28% (1 mo. USD LIBOR + 0.88%), 03/15/2038(c)(f)	211,339	204,793
Series 2021-BMR, Class C, 1.50% (1 mo. USD LIBOR + 1.10%), 03/15/2038(c)(f)	103,212	99,909
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 1.40% (3 mo. USD LIBOR + 1.15%), 04/19/2033(c)(f)	618,000	613,731
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 2.62%, 04/21/2034(i)	10,709	10,799
Med Trust,
Series 2021-MDLN, Class A, 1.35% (1 mo. USD LIBOR + 0.95%), 11/15/2038(c)(f)	140,000	137,782
Series 2021-MDLN, Class B, 1.85% (1 mo. USD LIBOR + 1.45%), 11/15/2038(c)(f)	222,000	218,461
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(c)(i)	138,467	133,528
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(c)(i)	137,168	131,486
MFA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(c)(i)	145,125	135,096
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(c)(i)	183,011	175,436
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(c)(i)	178,965	169,464
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 1.10% (1 mo. USD LIBOR + 0.70%), 07/15/2038(c)(f)	105,000	103,143
Series 2021-STOR, Class B, 1.30% (1 mo. USD LIBOR + 0.90%), 07/15/2038(c)(f)	105,000	103,099
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	240,000	240,388
Series 2014-C19, Class AS, 3.83%, 12/15/2047	720,000	721,248
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.78%, 12/15/2050(k)	758,618	26,332
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(c)(i)	133,419	128,316
Motel Trust, Series 2021-MTL6, Class A, 1.30% (1 mo. USD LIBOR + 0.90%), 09/15/2038(c)(f)	84,100	82,936
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.27% (3 mo. USD LIBOR + 1.02%), 04/19/2030(c)(f)	276,000	275,127
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 1.30% (3 mo. USD LIBOR + 1.06%), 04/16/2033(c)(f)	250,000	248,905
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(c)(i)	$167,000	$165,304
OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(c)(i)	185,888	180,290
Series 2022-NQM2, Class A1, 2.93%, 01/25/2062(c)(i)	213,763	209,778
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(c)(j)	135,949	134,213
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(c)(j)	110,000	107,087
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(c)(i)	161,149	154,664
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 1.20% (3 mo. USD LIBOR + 0.96%), 07/15/2030(c)(f)	250,000	248,232
Series 2020-8RA, Class A1, 1.46% (3 mo. USD LIBOR + 1.22%), 01/17/2032(c)(f)	366,000	364,736
Octagon Investment Partners 31 LLC, Series 2017-1A, Class AR, 1.30% (3 mo. USD LIBOR + 1.05%), 07/20/2030(c)(f)	250,000	248,953
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 1.46% (3 mo. USD LIBOR + 1.22%), 01/15/2033(c)(f)	339,000	338,237
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.51% (3 mo. USD LIBOR + 1.26%), 01/20/2033(c)(f)	272,907	271,482
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(c)(i)	216,163	204,179
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(c)	115,000	115,135
Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(c)	360,000	342,332
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(c)	115,000	107,435
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 1.52% (3 mo. USD LIBOR + 1.04%), 02/20/2030(c)(f)	246,832	246,750
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	4,045	3,670
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(c)(i)	48,667	47,470
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(c)	145,000	144,242
Santander Drive Auto Receivables Trust,
Series 2018-2, Class D, 3.88%, 02/15/2024	58,764	58,939
Series 2019-2, Class D, 3.22%, 07/15/2025	195,000	195,826
Series 2019-3, Class D, 2.68%, 10/15/2025	165,000	165,629
Principal Amount		Value

Santander Retail Auto Lease Trust,
Series 2019-B, Class C, 2.77%, 08/21/2023(c)	$115,000	$115,176
Series 2019-C, Class C, 2.39%, 11/20/2023(c)	205,000	205,514
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(c)(i)	295,000	289,895
Series 2022-1, Class A2, 3.58%, 03/27/2062(c)(i)	130,000	127,764
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(c)	99,500	87,287
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(c)	99,500	85,047
STAR Trust,
Series 2021-1, Class A1, 1.22%, 05/25/2065(c)(i)	158,319	155,410
Series 2021-SFR1, Class A, 1.04% (1 mo. USD LIBOR + 0.60%), 04/17/2038(c)(f)	652,884	647,157
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(c)(i)	25,730	25,569
Series 2021-6, Class A1, 1.92%, 11/25/2066(c)(i)	270,818	256,394
Series 2022-1, Class A1, 2.45%, 12/25/2066(c)(i)	194,345	185,860
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 1.53% (3 mo. USD LIBOR + 1.29%), 04/18/2033(c)(f)	250,000	248,296
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(c)	268,733	249,602
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.53% (3 mo. USD LIBOR + 1.28%), 04/20/2033(c)(f)	256,000	254,567
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(c)	276,370	247,815
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 0.98%, 11/15/2050(k)	1,473,932	53,834
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(c)(j)	65,564	65,379
Series 2020-1, Class A2, 2.64%, 01/25/2060(c)(j)	87,568	87,262
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(c)(i)	32,885	32,455
Series 2021-1, Class A1B, 1.32%, 01/25/2066(c)(i)	65,362	63,280
Series 2021-7, Class A1, 1.83%, 10/25/2066(c)(i)	218,719	207,551
Series 2021-R1, Class A1, 0.82%, 10/25/2063(c)(i)	120,444	117,806
Series 2022-1, Class A1, 2.72%, 01/25/2067(c)(j)	141,839	138,204
Series 2022-3, Class A1, 4.13%, 02/25/2067(c)	200,000	199,109
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(c)	77,357	75,629
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value

WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 2.49%, 10/25/2033(i)	$27,955	$27,947
Series 2005-AR14, Class 1A4, 2.85%, 12/25/2035(i)	31,926	32,133
Series 2005-AR16, Class 1A1, 2.67%, 12/25/2035(i)	31,177	31,458
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	177,852	178,454
Series 2017-C42, Class XA, IO, 0.87%, 12/15/2050(k)	1,056,100	44,084
Westlake Automobile Receivables Trust, Series 2019-3A, Class C, 2.49%, 10/15/2024(c)	203,102	203,420
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	155,000	155,521
Series 2014-C20, Class AS, 4.18%, 05/15/2047	150,000	150,731
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(i)	165,000	167,002
World Financial Network Credit Card Master Trust,
Series 2019-B, Class A, 2.49%, 04/15/2026	260,000	260,704
Series 2019-C, Class A, 2.21%, 07/15/2026	225,000	225,640
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(c)	348,250	322,816
Total Asset-Backed Securities (Cost $30,005,101)		29,052,268
U.S. Government Sponsored Agency Mortgage-Backed Securities–6.99%
Collateralized Mortgage Obligations–0.60%
Fannie Mae Interest STRIPS,
IO, 7.00%, 06/25/2023 to 04/25/2032(l)	12,811	1,040
7.50%, 08/25/2023 to 11/25/2023(l)	12,369	409
6.50%, 02/25/2032 to 02/25/2033(k)(l)	110,469	18,685
6.00%, 06/25/2033 to 09/25/2035(k)(l)	91,415	15,284
5.50%, 09/25/2033 to 06/25/2035(l)	179,641	29,296
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 5.50%, 06/25/2023 to 07/25/2046(l)	$260,705	$200,762
6.24% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(f)(l)	77,645	10,342
3.00%, 11/25/2027(l)	78,337	4,046
6.64% (7.10% - (1.00 x 1 mo. USD LIBOR)), 11/25/2030(f)(l)	26,321	3,230
7.44% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(f)(l)	39,125	5,933
7.49% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(f)(l)	8,669	1,310
7.64% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032(f)(l)	10,253	1,768
7.54% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(f)(l)	125,282	21,583
7.63% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(f)(l)	11,999	1,328
7.79% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(f)(l)	58,705	11,500
7.09% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(f)(l)	7,657	1,307
5.59% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(f)(l)	24,548	2,485
6.29% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(f)(l)	4,008	490
6.14% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(f)(l)	206,164	22,971
3.50%, 08/25/2035(l)	244,920	31,152
5.64% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(f)(l)	19,829	2,774
6.08% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(f)(l)	34,354	4,853
6.09% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(f)(l)	49,927	6,338
5.69% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(f)(l)	146,982	27,481
PO, 0.00%, 09/25/2023(m)	3,901	3,837
4.00%, 08/25/2026 to 08/25/2047(l)	134,988	20,734
6.00%, 11/25/2028	16,156	17,220
0.71% (1 mo. USD LIBOR + 0.25%), 08/25/2035(f)	16,519	16,483
22.89% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(f)	25,203	36,716
22.53% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(f)	2,699	3,880
22.53% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(f)	14,338	19,717
1.40% (1 mo. USD LIBOR + 0.94%), 06/25/2037(f)	13,392	13,608
5.00%, 04/25/2040 to 09/25/2047(f)(l)	422,963	93,892
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(k)	$4,383,010	$26,415
Series KC03, Class X1, IO, 0.63%, 11/25/2024(k)	2,705,135	31,300
Series K734, Class X1, IO, 0.65%, 02/25/2026(k)	2,048,905	42,946
Series K735, Class X1, IO, 1.10%, 05/25/2026(k)	2,022,417	67,930
Series K093, Class X1, IO, 0.95%, 05/25/2029(k)	1,645,991	94,137
Freddie Mac REMICs,
1.50%, 07/15/2023	21,495	21,519
6.50%, 03/15/2032 to 06/15/2032	49,919	54,939
3.50%, 05/15/2032	12,339	12,416
23.30% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(f)	5,323	7,860
0.80% (1 mo. USD LIBOR + 0.40%), 09/15/2035(f)	30,717	30,798
IO, 7.25% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(f)(l)	38,293	2,688
3.00%, 06/15/2027 to 05/15/2040(l)	258,247	14,404
2.50%, 05/15/2028(l)	51,454	2,531
6.30% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(f)(l)	158,779	16,468
6.35% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(f)(l)	9,083	939
6.32% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(f)(l)	66,637	7,116
6.60% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(f)(l)	10,085	1,632
5.60% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(f)(l)	4,824	666
5.67% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(f)(l)	33,971	4,557
5.85% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(f)(l)	16,072	2,035
5.70% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(f)(l)	56,729	7,456
4.00%, 03/15/2045(l)	37,858	2,421
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(l)	18,310	2,004
3.00%, 12/15/2027(l)	99,453	5,698
3.27%, 12/15/2027(k)	24,310	1,233
6.50%, 02/01/2028(l)	4,494	541
6.00%, 12/15/2032(l)	16,736	2,356
PO, 0.00%, 06/01/2026(m)	4,635	4,406
		1,121,865
Principal Amount		Value
Federal Home Loan Mortgage Corp. (FHLMC)–0.07%
9.00%, 08/01/2022 to 05/01/2025	$250	$262
6.50%, 07/01/2028 to 04/01/2034	8,094	8,704
7.00%, 10/01/2031 to 10/01/2037	27,615	30,629
5.00%, 12/01/2034	983	1,046
5.50%, 09/01/2039	88,799	97,651
		138,292
Federal National Mortgage Association (FNMA)–3.97%
8.50%, 07/01/2032	438	440
7.50%, 01/01/2033	21,380	23,416
6.00%, 03/01/2037	48,703	54,445
TBA, 2.00%, 04/01/2052(n)	7,935,458	7,367,267
		7,445,568
Government National Mortgage Association (GNMA)–2.35%
7.50%, 01/15/2023 to 06/15/2024	2,840	2,853
8.00%, 04/15/2023	447	448
IO, 7.07% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(f)(l)	14,539	38
6.12% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(f)(l)	137,848	18,779
6.22% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(f)(l)	64,442	7,308
4.50%, 09/16/2047(l)	162,988	25,894
5.77% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(f)(l)	134,019	20,419
TBA, 2.50%, 04/01/2052(n)	4,465,000	4,330,876
		4,406,615
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $13,843,021)		13,112,340
Shares
Preferred Stocks–0.47%
Asset Management & Custody Banks–0.02%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(d)	45,000	46,193
Diversified Banks–0.34%
Citigroup, Inc., 5.00%, Series U, Pfd.(d)	240,000	238,200
JPMorgan Chase & Co., 3.77% (3 mo. USD LIBOR + 3.47%), Series I, Pfd.(f)	401,000	401,003
		639,203
Investment Banking & Brokerage–0.05%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(d)	100,000	89,937
Other Diversified Financial Services–0.06%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(d)	105,000	103,425
Total Preferred Stocks (Cost $891,293)		878,758
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Principal Amount		Value
Agency Credit Risk Transfer Notes–0.35%
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 5.46% (1 mo. USD LIBOR + 5.00%), 11/25/2024(f)	$41,474	$41,916
Series 2016-C02, Class 1M2, 6.46% (1 mo. USD LIBOR + 6.00%), 09/25/2028(f)	94,898	100,095
Series 2022-R03, Class 1M1, 2.20% (30 Day Average SOFR + 2.10%), 03/25/2042(c)(f)	310,000	311,062
Freddie Mac,
Series 2014-DN3, Class M3, STACR®, 4.46% (1 mo. USD LIBOR + 4.00%), 08/25/2024(f)	42,490	43,152
Series 2018-HQA1, Class M2, STACR®, 2.76% (1 mo. USD LIBOR + 2.30%), 09/25/2030(f)	83,242	83,387
Series 2018-HQA2, Class M1, STACR®, 1.21% (1 mo. USD LIBOR + 0.75%), 10/25/2048(c)(f)	28,179	28,157
Series 2019-HRP1, Class M2, STACR®, 1.86% (1 mo. USD LIBOR + 1.40%), 02/25/2049(c)(f)	53,662	52,961
Total Agency Credit Risk Transfer Notes (Cost $667,136)		660,730

Municipal Obligations–0.32%
California Health Facilities Financing Authority,
Series 2022, RB, 4.19%, 06/01/2037	100,000	102,136
Series 2022, RB, 4.35%, 06/01/2041	75,000	76,394
Principal Amount		Value

California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	$90,000	$76,015
Series 2021 B, Ref. RB, 2.94%, 11/01/2052	140,000	120,401
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	265,000	230,587
Total Municipal Obligations (Cost $670,000)		605,533
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-104.95% (Cost $176,178,349)		196,936,060
Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.83%
Invesco Private Government Fund, 0.31%(o)(p)(q)	465,321	465,321
Invesco Private Prime Fund, 0.34%(o)(p)(q)	1,085,859	1,085,750
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,551,056)		1,551,071
TOTAL INVESTMENTS IN SECURITIES–105.78% (Cost $177,729,405)		198,487,131
OTHER ASSETS LESS LIABILITIES—(5.78)%		(10,838,051)
NET ASSETS–100.00%		$187,649,080
Investment Abbreviations:
ADR	– American Depositary Receipt
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2022 was $35,274,600, which represented 18.80% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2022.
(g)	All or a portion of this security was out on loan at March 31, 2022.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2022.
(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2022.
(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(m)	Zero coupon bond issued at a discount.
(n)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(o)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$307,302	$1,767,199	$(1,609,180)	$-	$-	$465,321	$91*
Invesco Private Prime Fund	717,037	3,045,443	(2,676,420)	59	(369)	1,085,750	233*
Total	$1,024,339	$4,812,642	$(4,285,600)	$59	$(369)	$1,551,071	$324

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	28	June-2022	$3,211,250	$(51,838)	$(51,838)
U.S. Treasury 10 Year Notes	34	June-2022	4,177,750	(99,969)	(99,969)
U.S. Treasury Long Bonds	12	June-2022	1,800,750	(51,281)	(51,281)
Subtotal—Long Futures Contracts				(203,088)	(203,088)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	18	June-2022	(3,814,594)	46,266	46,266
U.S. Treasury 10 Year Ultra Notes	21	June-2022	(2,844,844)	85,181	85,181
U.S. Treasury Ultra Bonds	16	June-2022	(2,834,000)	182,500	182,500
Subtotal—Short Futures Contracts				313,947	313,947
Total Futures Contracts				$110,859	$110,859

(a)	Futures contracts collateralized by $109,522 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Conservative Balanced Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$76,819,014	$703,671	$—	$77,522,685
U.S. Dollar Denominated Bonds & Notes	—	41,663,146	475,719	42,138,865
U.S. Treasury Securities	—	32,964,881	—	32,964,881
Asset-Backed Securities	—	29,052,268	—	29,052,268
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	13,112,340	—	13,112,340
Preferred Stocks	—	878,758	—	878,758
Agency Credit Risk Transfer Notes	—	660,730	—	660,730
Municipal Obligations	—	605,533	—	605,533
Money Market Funds	—	1,551,071	—	1,551,071
Total Investments in Securities	76,819,014	121,192,398	475,719	198,487,131
Other Investments - Assets*
Futures Contracts	313,947	—	—	313,947
Other Investments - Liabilities*
Futures Contracts	(203,088)	—	—	(203,088)
Total Other Investments	110,859	—	—	110,859
Total Investments	$76,929,873	$121,192,398	$475,719	$198,597,990

*	Unrealized appreciation (depreciation).
Invesco V.I. Conservative Balanced Fund